Consolidated Balance Sheets - USD ($)		Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents		$ 11,234,585	$ 16,603,102
Restricted cash		1,622,591	8,376,345
Short-term investments		5,377,705	7,854,809
Notes receivable		284,432	107,662
Accounts receivable, net		36,028,573	22,522,334
Accounts receivable – related parties		629,652	95,549
Prepayments		8,661,778	4,008,193
Prepayments – related parties			313,678
Inventories		5,567,551	1,831,918
Deferred contract costs			10,023,720
Due from related parties			89,578
Prepaid expenses and other current assets, net		4,693,239	3,105,435
Assets held for sale		23,083,197
Total current assets		97,183,303	74,932,323
Property and equipment, net		315,538	585,193
Intangible assets, net		6,968,025	3,345,419
Operating lease right of use assets, net		629,487	1,327,575
Deferred tax assets, net		1,844,497	2,193,792
Long-term investments			25,012,046
Goodwill		10,945,553	1,144,824
Other non-current assets, net		21,401,378	366,441
Total non-current assets		42,104,478	33,975,290
TOTAL ASSETS		139,287,781	108,907,613
Current liabilities
Short-term borrowings		2,771,917	149,296
Accounts and notes payable		22,702,223	23,280,345
Accounts payable – related parties		70,989
Advance from customers		8,191,328	5,905,599
Advance from customers – related parties			268,905
Income tax payable		443,829	416,768
Deferred revenue		353,141	1,001,372
Deferred revenue – related parties			63,911
Due to related parties	[1]	57,921	12,992,961
Operating lease liabilities, current		325,394	625,048
Accrued expenses and other liabilities		4,465,690	4,599,018
Total current liabilities		39,382,432	49,303,223
Long-term borrowings		10,000,000
Deferred tax liabilities		712,633	209,612
Operating lease liabilities, noncurrent		136,395	551,221
Total Liabilities		50,231,460	50,064,056
Commitments and contingencies
Mezzanine equity(2) (Aggregate liquidation preference of $nil and $57,496,986 as of June 30, 2023 and 2022, respectively)
Mezzanine Equity			68,868,762
Shareholders’ equity (deficit)
Additional paid-in capital	[2]	66,431,421	(12,195,996)
Statutory reserve		1,117,828	919,407
Accumulated deficit		(24,343,274)	(18,411,335)
Accumulated other comprehensive loss		(4,461,572)	(275,752)
Total shareholders’ equity (deficit) attributable to Baijiayun Group Ltd		88,712,960	(12,106,516)
Non-controlling interests		343,361	2,081,311
Total shareholders’ equity (deficit)		89,056,321	(10,025,205)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY (DEFICIT)		139,287,781	108,907,613
Series Seed Convertible Redeemable Preferred Shares
Mezzanine equity(2) (Aggregate liquidation preference of $nil and $57,496,986 as of June 30, 2023 and 2022, respectively)
Mezzanine Equity	[3]		1,078,376
Series A Convertible Redeemable Preferred Shares
Mezzanine equity(2) (Aggregate liquidation preference of $nil and $57,496,986 as of June 30, 2023 and 2022, respectively)
Mezzanine Equity	[3]		3,135,822
Series A-1 Convertible Redeemable Preferred Shares
Mezzanine equity(2) (Aggregate liquidation preference of $nil and $57,496,986 as of June 30, 2023 and 2022, respectively)
Mezzanine Equity	[3]		6,591,553
Series A-2 Convertible Redeemable Preferred Shares
Mezzanine equity(2) (Aggregate liquidation preference of $nil and $57,496,986 as of June 30, 2023 and 2022, respectively)
Mezzanine Equity	[3]		4,629,590
Series A-3 Convertible Redeemable Preferred Shares
Mezzanine equity(2) (Aggregate liquidation preference of $nil and $57,496,986 as of June 30, 2023 and 2022, respectively)
Mezzanine Equity	[3]		4,843,169
Series B Convertible Redeemable Preferred Shares
Mezzanine equity(2) (Aggregate liquidation preference of $nil and $57,496,986 as of June 30, 2023 and 2022, respectively)
Mezzanine Equity	[3]		23,676,836
Series B+ Convertible Redeemable Preferred Shares
Mezzanine equity(2) (Aggregate liquidation preference of $nil and $57,496,986 as of June 30, 2023 and 2022, respectively)
Mezzanine Equity	[3]		12,707,581
Series C Convertible Redeemable Preferred Shares
Mezzanine equity(2) (Aggregate liquidation preference of $nil and $57,496,986 as of June 30, 2023 and 2022, respectively)
Mezzanine Equity	[3]		12,205,835
Class A Ordinary Shares
Shareholders’ equity (deficit)
Common class ordinary shares	[2]	26,001,859	5,053,833
Class B Ordinary Shares
Shareholders’ equity (deficit)
Common class ordinary shares	[2]	$ 23,966,698	$ 12,803,327

[1]	Represented the outstanding loans to or loan from these related parties as of June 30, 2023 and 2022. These borrowings are non-secured and interest-free. The Company also conducted the following borrowings and lending transactions with related parties:
[2]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 4.
[3]	See Note 14.